Share-based payments reserve (Details 2)	12 Months Ended
Aug. 31, 2025 shares $ / shares
IfrsStatementLineItems [Line Items]
Exercise price | $ / shares	$ 0.41
Number of options outstanding	4,424,000
Number of options exercisable	4,424,000
Remaining contractual life	1 year 1 month 6 days
Range 1 [Member]
IfrsStatementLineItems [Line Items]
Exercise price | $ / shares	$ 0.40
Number of options outstanding	2,259,000
Number of options exercisable	2,259,000
Expiry date	Oct. 11, 2026
Remaining contractual life	1 year 1 month 6 days
Range 2 [Member]
IfrsStatementLineItems [Line Items]
Exercise price | $ / shares	$ 0.43
Number of options outstanding	2,065,000
Number of options exercisable	2,065,000
Expiry date	Sep. 29, 2026
Remaining contractual life	1 year 1 month 6 days
Range 3 [Member]
IfrsStatementLineItems [Line Items]
Exercise price | $ / shares	$ 0.35
Number of options outstanding	100,000
Number of options exercisable	100,000
Expiry date	Jan. 02, 2027
Remaining contractual life	1 year 3 months 18 days